Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share
A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions, including number of shares, except for per share data)
Net income attributable to Baidu, Inc.	22,472	10,226	7,559	1,096
Accretion of the redeemable noncontrolling interests	(88)	(350)	(591)	(86)

Numerator for basic EPS computation	22,384	9,876	6,968	1,010
Numerator for diluted EPS computation	22,384	9,876	6,968	1,010

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share	The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2020		2021		2022		2022
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	17,683	4,701	7,871	2,005	5,590	810	1,378	200

Denominator
Weighted average ordinary shares outstanding (Note)	2,158	574	2,198	560	2,232	2,232	550	550

Denominator used for basic EPS (Note)	2,158	574	2,198	560	2,232	2,232	550	550

Earnings per share—basic ( Note )	8.19	8.19	3.58	3.58	2.50	0.36	2.50	0.36

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	17,723	4,661	7,910	1,966	5,604	812	1,364	198
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	4,661	—	1,966	—	1,364	198	—	—

Numerator for diluted EPS calculation	22,384	4,661	9,876	1,966	6,968	1,010	1,364	198

Denominator
Weighted average ordinary shares outstanding (Note)	2,158	574	2,198	560	2,232	2,232	550	550
Conversion of Class B to Class A ordinary shares (Note)	574	—	560	—	550	550	—	—
Share-based awards (Note)	24	—	56	—	27	27	—	—

Denominator used for diluted EPS (Note)	2,756	574	2,814	560	2,809	2,809	550	550

Earnings per share—diluted ( Note )	8.12	8.12	3.51	3.51	2.48	0.36	2.48	0.36

Earnings per ADS (1 ADS equals 8 Class A ordinary shares) ：
Denominator used for earnings per ADS—basic (Note)	270		275		279	279

Denominator used for earnings per ADS—diluted (Note)	344		352		351	351

Earnings per ADS—basic ( Note )	65.54		28.64		20.02	2.90

Earnings per ADS—diluted ( Note )	64.98		28.07		19.85	2.88

Note:
Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the year ended December 31, 2020 had been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.